Operating profit/(loss) (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of Detailed Information About Profit (Loss) from Operating Activities
Operating profit is stated after charging:

		Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	Note	€m	€m	€m
Staff costs	8	308.6	299.7	257.4
Depreciation of property, plant and equipment (1)	12	59.7	39.3	35.9
Impairment of property, plant and equipment	12	0.1	—	0.3
Amortization of software and brands	13	8.6	7.0	6.5
Operating lease charges(1)		4.5	18.5	15.0
Exchange (gains)/losses		(14.6)	2.9	(1.2)
Research & development expenditure		18.9	15.5	15.4
Inventories recognized as an expense within cost of goods sold		1,536.0	1,410.0	1,273.3